Cover	Aug. 02, 2021
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	This Amendment No. 1 to Current Report on Form 8-K/A (the "8-K Amendment") is being filed to amend the Current Report on Form 8-K of Stagwell Inc. (the "Company") filed on August 2, 2021 (the "Original 8-K"). The Original 8-K included disclosure in Item 5.02 with respect to the appointments of Jay Leveton as President of the Company and Ryan Greene as Chief Operating Officer of the Company. This 8-K Amendment supplements and amends Item 5.02 to include information that became available after the filing of the Original 8-K with respect to the terms of the compensation agreements between the Company and Mr. Leveton and Mr. Greene.
Document Period End Date	Aug. 02, 2021
Entity File Number	001-13718
Entity Registrant Name	STAGWELL INC.
Entity Central Index Key	0000876883
Entity Tax Identification Number	86-1390679
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	One World Trade Center
Entity Address, Address Line Two	Floor 65
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10007
City Area Code	646
Local Phone Number	429-1800
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A Common Stock, $0.001 par value
Trading Symbol	STGW
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false